Related Party - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chief Financial Officer
Related Party Transaction [Line Items]
Payment to affiliate for services	$ 0	$ 100,000	$ 200,000